FINANCE EXPENSE (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCE EXPENSE
Borrowings - interest paid	R (2,091.9)	R (427.5)	R (247.9)
Borrowings - accrued interest and unwinding of amortised cost	(251.8)	(141.4)	(102.3)
Environmental rehabilitation obligation	(357.1)	(291.4)	(197.9)
Occupational Healthcare obligation	(46.4)
Deferred payment	148.2	24.1
Other	(76.4)	(18.7)	(13.7)
Total finance expense	R (2,971.8)	R (903.1)	R (561.8)